Income Taxes - Reconciliation of Combined Canadian Federal and Provincial Statutory Income Tax Rate to Effective Tax Rate (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Expense) Benefits [abstract]
Income before income taxes	$ 2,789	$ (1,758)
Combined statutory tax rate	26.50%	26.50%
Theoretical tax expense (recovery)	$ 739	$ (466)
Stock-based payments	494	81
Non-taxable portion of capital gains	(762)
Effect of provincial tax rate difference	5	4
Changes in unrecognized deferred tax assets	(178)	(187)
Income tax expense (recovery)	$ 298	$ (568)